Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers [Line Items]
Revenue increased amount	$ 623,400	$ 1,534,500
Total revenue	5,333,882	4,710,493	$ 3,175,979
Revenue recognized from contract liabilities	5,291,506	4,685,181
Deferred revenue	4,061,344	3,486,579	$ 3,319,178
Prepaid commissions	55,100	45,500
Prepaid credit card fees	40,000	$ 32,500
Prepaid Expenses and Other Current Assets
Revenue from Contracts with Customers [Line Items]
Prepaid commissions	49,400
Other Non-Current Assets
Revenue from Contracts with Customers [Line Items]
Prepaid commissions	5,700
Sail Dates
Revenue from Contracts with Customers [Line Items]
Deferred revenue	$ 4,061,300
Deferred Revenue Balance Percentage Related to Sail Dates Within Next 12 Months	97.20%